Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Interest incurred	18,319,640	14,338,666	12,994,911
Capitalized interest	—	—	(2,423,688)
Amortization of deferred finance charges	3,060,525	3,415,452	1,711,481
	21,380,165	17,754,118	12,282,704